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For Internal Use Only
Sec File No. 9-

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 29 2013
DIVISION OF TRADING & MARKETS

SEC Mail Processing Section
OCT 29 2013
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13006053

RECEIVED
2013 FEB 19 AM 8:26
SEC / MR

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation
3. Class of New Derivative Securities Product:
Index Linked Note
4. Name of Underlying Instrument:
MSCI World High Dividend Yield USD Gross Total Return Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
FIEG
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: Australian Stock Exchange (ASX), Deutsche Borse, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Hong Kong, Irish Stock Exchange, La Borsa Valoria Italiana, London Stock Exchange, Mercado Continuo Espanol, NASDAQ Stock Market LLC, NYSE, OMX, SWS Swiss, Seoul, Singapore Stock Exchange, Taipei, Tokyo Stock Exchange, Toronto
8. Position Limits of New Derivative Securities Product (if applicable):
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Joan Conley

Title:
Secretary

Telephone Number:
301-978-8735

Manual Signature of Official Responsible for Form:

Date: **October 11, 2013**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 29 2013

SEC 2449 (6-01)